Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	96 Months Ended	108 Months Ended	132 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000196739_0_LG_BBIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000196739_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000196739_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,972
C000196739_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,610
C000196739_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,032
C000196739_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,555
C000196739_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,770
C000196739_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,823
C000196739_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,112
C000196739_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,337
C000228148_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Advisers® Municipal Bond Fund
C000228148_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000228148_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,208
C000228148_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,202
C000228148_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,570
C000228148_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,748
C000228148_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000228148_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000228148_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,288
C000228148_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,334
C000228148_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,583
C000228148_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,777
C000204787_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Strategic Advisers® Fidelity® Emerging Markets Fund
C000204787_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204787_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,863
C000204787_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,691
C000204787_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,384
C000204787_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,878
C000204787_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,070
C000204787_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,986
C000204787_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,400
C000204787_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000204787_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204787_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,775
C000204787_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,305
C000204787_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,562
C000204787_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,478
C000204787_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,422
C000204787_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,841
C000204787_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,511
C000199108_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Strategic Advisers® Fidelity® U.S. Total Stock Fund
C000199108_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199108_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,960
C000199108_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,956
C000199108_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,136
C000199108_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,328
C000199108_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,536
C000199108_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,072
C000199108_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,883
C000199108_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Total Stock Market Index℠
C000199108_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199108_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,039
C000199108_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,283
C000199108_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,445
C000199108_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,478
C000199108_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,820
C000199108_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,123
C000199108_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,586
C000108059_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Strategic Advisers® Short Duration Fund
C000108059_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000108059_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,064
C000108059_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,235
C000108059_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,378
C000108059_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,664
C000108059_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,931
C000108059_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,134
C000108059_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,963
C000108059_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,239
C000108059_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,887
C000108059_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,558
C000108059_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE® 6-Month U.S. Treasury Bill Index
C000108059_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000108059_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,022
C000108059_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,073
C000108059_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,200
C000108059_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,436
C000108059_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,639
C000108059_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,662
C000108059_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,680
C000108059_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,033
C000108059_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,657
C000108059_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,251
C000108059_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000108059_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000108059_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,299
C000108059_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,462
C000108059_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,423
C000108059_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,090
C000108059_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,134
C000108059_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,085
C000108059_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,091
C000108059_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,854
C000108059_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,995
C000108059_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,596
C000249668_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Strategic Advisers® U.S. Total Stock Fund
C000249668_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000249668_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,890
C000249668_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,692
C000249668_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,398
C000249668_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,720
C000249668_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,390
C000249668_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,246
C000249668_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,707
C000249668_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,482
C000249668_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,280
C000249668_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,787
C000249668_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Strategic Advisers® U.S. Total Stock Fund Linked Index
C000249668_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000249668_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,890
C000249668_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,172
C000249668_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,948
C000249668_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,667
C000249668_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,184
C000249668_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,005
C000249668_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,458
C000249668_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,391
C000249668_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,540
C000249668_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,486
C000249668_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Index℠
C000249668_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000249668_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,012
C000249668_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,780
C000249668_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,557
C000249668_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,886
C000249668_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,456
C000249668_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000249668_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,362
C000249668_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,773
C000249668_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,799
C000249668_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,418
C000201710_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Strategic Advisers® Fidelity® Core Income Fund
C000201710_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201710_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,660
C000201710_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,613
C000201710_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,973
C000201710_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,085
C000201710_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,861
C000201710_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,111
C000201710_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,781
C000201710_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000201710_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201710_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,712
C000201710_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,721
C000201710_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,674
C000201710_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,714
C000201710_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,484
C000201710_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,621
C000201710_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,201
C000196739_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Strategic Advisers® Tax-Sensitive Short Duration Fund
C000196739_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000196739_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,039
C000196739_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,258
C000196739_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,416
C000196739_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,521
C000196739_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,432
C000196739_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,634
C000196739_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,023
C000196739_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,458
C000196739_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Strategic Advisers Tax Sensitive Short Duration Composite Index℠
C000196739_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000196739_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,059
C000196739_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,239
C000196739_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,406
C000196739_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,444
C000196739_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,425
C000196739_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,626
C000196739_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,997
C000196739_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,363
C000196739_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000196739_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000196739_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,064
C000196739_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,305
C000196739_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,560
C000196739_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,643
C000196739_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,508
C000196739_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,591
C000196739_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,919
C000196739_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 11,325